Assets and Liabilities Held for Sale and Discontinued Operations (Details) - USD ($) $ in Thousands		9 Months Ended
	May 31, 2022	Sep. 30, 2023	Sep. 30, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net income from discontinued operations		$ 293	$ (79,111)
(Loss)/Income from discontinued operations			(192,303)
(Loss)/gain on disposal			113,192
CoolCo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net income from discontinued operations		293	(204,782)
(Loss)/Income from discontinued operations			(194,722)
(Loss)/gain on disposal			(10,060)
TundraCo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net income from discontinued operations		$ 0	125,671
(Loss)/Income from discontinued operations			2,419
(Loss)/gain on disposal			$ 123,252
Golar LNG NB 13 Corporation
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
(Loss)/gain on disposal	$ 123,200
Consideration received	352,500
Net investment value	229,000
Fees incurred in relation to disposal	$ 300